Income Taxes - Summary of Company's Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Components of Deferred Tax Assets and Liabilities [Abstract]
Intangible asset basis differences	$ 43	$ 47
Net operating loss carryforwards	12,894	8,918
Tax credit carryforwards	399	145
Capitalized research and development costs	5,422
Other	1,017	530
Total deferred tax assets	19,775	9,640
Deferred Tax Liabilities:
Fixed asset basis difference	(49)	(33)
Goodwill differences	(175)	(129)
Total deferred tax liabilities	(224)	(162)
Valuation allowance	(19,551)	(9,478)
Net deferred tax assets